Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements
NOTE 8 — FAIR VALUE MEASUREM
E
NTS
The fair value of the warrants at the Initial Public Offering date was $
10,434,787. The significant assumptions used to determine the fair value were
12% volatility,
no dividends, risk fee rate of
0.075% and a duration of
5 years
.
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2023 and December 31, 2022, and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

Description	Level	March 31, 2023	December 31, 2022
Assets:
Marketable securities held in the Trust Account	1	$209,596,150	$207,091,906

Level 1 assets include investments in U.S. Treasury
securities. The Company uses inputs such as actual
trade
data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

NOTE 9 — FAIR VALUE MEASUREMENTS
The fair value of the warrants at the Initial Public Offering date was $
10,434,787
. The significant assumptions used to determine the fair value were
12
% volatility,
no
dividends, risk fee rate of
0.075
% and a duration of
5 years
.
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022 and 2021
,
and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

Description	Level	December 31, 2022	December 31, 2021
Assets:
Marketable securities held in the Trust Account	1	$207,091,906	$204,113,336
Level 1 assets include investments in U.S. Tr
e
asury secu
r
ities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.